Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Estimated Useful Lives used to Depreciate Real Property Assets
Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years

Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years

Summary of Fixed Rate Notes Payable
The table below summarizes the carrying amounts and fair values of financial instruments that are not carried at fair value as of September 30, 2023 and December 31, 2022. The estimated fair value of financial instruments is subjective in nature and is dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of our fixed and variable rate debt was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities (categorized within Level 2 of the fair value hierarchy). The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. As of September 30, 2023 and December 31, 2022, we believe the carrying amounts of our variable rate debt are reasonably estimated at their notional amounts as there have been minimal changes to the fixed spread portion of interest rates for similar loans observed in the market, and as the variable portion of our interest rates fluctuate with the associated market indices.

	September 30, 2023		December 31, 2022
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$398,500,000	$440,716,667	$410,600,000	$442,672,020

The table below summarizes the carrying amounts and fair values of financial instruments that are not carried at fair value as of
December 31, 2022
and
2021
. The estimated fair value of financial instruments is subjective in nature and is dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of our fixed and variable rate debt was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities (categorized within Level
2
of the fair value hierarchy). The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. As of
December 31, 2022
and
2021
, we believe the carrying amounts of our variable rate debt are reasonably estimated at their notional amounts as there have been minimal changes to the fixed spread portion of interest rates for similar loans observed in the market, and as the variable portion of our interest rates fluctuate with the associated market indices.

	December 31, 2022		December 31, 2021
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$410,600,000	$442,672,020	$353,600,000	$340,967,113

Schedule of Computation of Earnings Per Common Share
The computation of earnings per common share is as follows for the periods presented:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2023	2022	2023	2022
Net income	$2,978,726	$2,246,524	$9,290,680	$19,529,105
Net income attributable to noncontrolling interests	(463,844)	(366,047)	(1,573,727)	(2,528,010)

Net income attributable to SmartStop Self Storage REIT, Inc.	2,514,882	1,880,477	7,716,953	17,001,095
Less: Distributions to preferred stockholders	(3,150,685)	(3,150,684)	(9,349,315)	(9,349,315)
Less: Distributions to participating securities	(92,813)	(72,260)	(276,041)	(213,535)

Net income (loss) attributable to common stockholders for basic computations:	(728,616)	(1,342,467)	(1,908,403)	7,438,245

Net income (loss) attributable to common stockholders for diluted computations:	$(728,616)	$(1,342,467)	$(1,908,403)	$7,438,245

Weighted average Class A and Class T shares outstanding:
Average number of Class A and Class T shares outstanding- basic	96,837,584	96,786,669	96,824,500	90,305,337
Unvested LTIP Units	—	—	—	—
Unvested restricted stock awards	—	—	—	120,328

Average number of Class A and Class T shares outstanding- diluted	96,837,584	96,786,669	96,824,500	90,425,665
Earnings per common share:
Basic	$(0.01)	$(0.01)	$(0.02)	$0.08
Diluted	$(0.01)	$(0.01)	$(0.02)	$0.08

The computation of earnings per common share is as follows for the periods presented:

	For the Year Ended December 31,
	2022	2021	2020
Net income (loss)	$21,669,452	$(19,564,718)	$(51,206,803)
Net (income) loss attributable to noncontrolling interests	(2,847,572)	2,663,123	6,901,931

Net income (loss) attributable to SmartStop Self Storage REIT, Inc.	18,821,880	(16,901,595)	(44,304,872)
Less: Distributions to preferred stockholders	(12,500,000)	(12,500,000)	(10,049,522)
Less: Distributions to participating securities	(285,796)	(246,109)	(135,836)
Net income (loss) attributable to common stockholders - basic:	6,036,084	(29,647,704)	(54,490,230)

Net income (loss) attributable to common stockholders - diluted:	$6,036,084	$(29,647,704)	$(54,490,230)

Weighted average common shares outstanding:
Average number of common shares outstanding-basic	91,939,172	79,438,374	59,616,407
Unvested LTIP Units	—	—	—
Unvested restricted stock awards	117,266	—	—

Average number of common shares outstanding - diluted	92,056,438	79,438,374	59,616,407
Earnings per common share:
Basic	$0.07	$(0.37)	$(0.91)
Diluted	$0.07	$(0.37)	$(0.91)

Summary of Antidilutive Shares Excluded from Computation of Earnings per Share
The following table presents the weighted average Series A Convertible Preferred Stock, Class A and
Class A-1
OP Units, unvested LTIP Units, and unvested restricted stock awards, that were excluded from the computation of diluted earnings per share above as their effect would have been antidilutive for the respective periods, and was calculated using the two-class,
treasury stock or
if-converted
method, as applicable:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2023	2022	2023	2022
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Series A Convertible Preferred Stock	18,761,726	18,761,726	18,761,726	18,761,726
Class A and Class A-1 OP Units	12,864,174	12,131,585	12,831,077	11,354,513
Unvested LTIP Units	443,655	425,126	378,665	370,318
Unvested restricted stock awards	36,200	89,190	65,121	—

	32,105,755	31,407,627	32,036,589	30,486,557

The following table presents the weighted average Series A Convertible Preferred Stock, Class A and
Class A-1
OP Units, unvested LTIP Units, and unvested restricted stock awards, that were excluded from the computation of diluted earnings per share above as their effect would have been antidilutive for the respective periods, and was calculated using the two-class,
treasury stock or
if-converted
method, as applicable:

	For the Year Ended December 31,

	2022	2021	2020
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Class A and Class A-1 OP Units	11,667,696	10,097,549	9,095,029
Series A Convertible Preferred Stock	18,761,726	18,761,726	14,917,110
LTIP Units	392,856	179,344	46,449
Restricted Stock Awards	—	105,476	81,290

	30,822,278	29,144,095	24,139,878